Cover	May 06, 2026	Mar. 04, 2026
Cover [Abstract]
Registrant Name	NN, Inc.
Document Period End Date	May 06, 2026
Document Type	8-K
Entity Incorporation, State or Country Code		DE
Entity File Number	001-39268
Entity Address, Address Line One	6210 Ardrey Kell Road, Suite 120
Entity Address, Postal Zip Code	28277
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Amendment Flag	false
Central Index Key	0000918541
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	NNBR
Security Exchange Name	NASDAQ
City Area Code	(980)
Local Phone Number	264-4300
Entity Emerging Growth Company	false
Entity Tax Identification Number	62-1096725